Advance to Suppliers	12 Months Ended
Dec. 31, 2023
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

Note 5 — ADVANCE TO SUPPLIERS

As of December 31, 2023, and 2022, the balance of advance to suppliers amounted to $38,602,304 and $46,968,549 , respectively. For the year ended December 31, 2023, the Company provided $ 3,982,991 for an allowance for doubtful accounts for those outstanding advances to suppliers due to non-delivery and non-refund of prepayments by the supplier, the Company initiated a lawsuit in September 2022 with unsatisfactory mediation results and expects to re-initiate the lawsuit. For the year ended December 31, 2022, the Company provided $4,186,385 for an allowance for doubtful accounts.

On March 23, 2023, the Group filed a lawsuit against Linyi Jinlong Cold Storage Factory (“Linyi Jinlong”), a supplier of the Group’s subsidiary, Fintech (Zibo) Supply Chain Management Co. Ltd. (“Fintech Zibo”), for purchasing frozen pork cuts from Linyi Jinlong in the amount of $1,117,664 (RMB7.71 million), which had been paid, and the Company demanded a refund or return of the goods due to the quality of the goods not being up to the required standard, which has not been properly dealt with by Linyi Jinlong. Considering that the recovery of the amount is unlikely, the financial statements provide full allowance for this prepayment.